Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

		December 31, 2021		December 31, 2020
	Fair Value Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
					Note 22
Convertible debentures	Level 1	129,750	135,963	55,000	52,250
Financing obligations	Level 2	47,945	47,010	50,923	49,743

Schedule of major customers
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2021	2020
		Note 22
Customer A	38%	45%
Customer B	27%	30%
Customer C	17%	11%
Customer D	10%	10%
The following customers represented 10% or more of accounts receivable and contract assets:

	December 31, 2021	December 31, 2020
		Note 22
Customer 1	45%	39%
Customer 2	15%	20%
Customer 3	15%	16%

Schedule of maximum exposure to credit risk for accounts receivable and unbilled revenue
The Company’s exposure to credit risk for accounts receivable and contract assets is as follows:

	December 31, 2021	December 31, 2020
		Note 22
Trade accounts receivable	$51,774	$23,637
Holdbacks	380	64
Accrued trade receivables	12,266	8,415
Contract receivables, included in accounts receivable	$64,420	$32,116
Other receivables	4,367	4,115
Total accounts receivable	$68,787	$36,231
Contract assets	9,759	7,008
Total	$78,546	$43,239

Schedule of trade receivables aging	As at December 31, 2021 and December 31, 2020, trade receivables and holdbacks are aged as follows:

	December 31, 2021	December 31, 2020
		Note 22
Not past due	$31,531	$21,677
Past due 1-30 days	19,209	1,814
Past due 31-60 days	1,250	85
More than 61 days	164	125
Total	$52,154	$23,701